Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XIII
Entity Central Index Key	0000356349
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000117929 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R6
Trading Symbol	MGLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$83	0.85%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS Global Real Estate Fund (fund) provided a total return of ‑3.89%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 1.78%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Not owning any real estate investments within Sweden benefited the fund's relative performance.
    An overweight position in Australian real estate investments also aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States dampened relative performance.
    The combination of an overweight position and stock selection within the United Kingdom further held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	(3.89)%	3.15%	5.59%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	1.78%	4.66%	3.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 2,232,596,290
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 18,497,638	[1]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,232,596,290	Total Management Fee ($)#:	18,497,638
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Real Estate	96.8%
Communication Services	1.8%
Financials	0.4%
Top ten holdings
Prologis, Inc., REIT	6.9%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	3.8%
Ventas, Inc., REIT	3.4%
Simon Property Group, Inc., REIT	3.3%
Extra Space Storage, Inc., REIT	3.0%
Kimco Realty Corp., REIT	2.8%
Link REIT	2.5%
Rexford Industrial Realty, Inc., REIT	2.4%
Issuer country weightings
United States	62.0%
Australia	9.5%
Japan	9.4%
United Kingdom	6.9%
Hong Kong	2.5%
Germany	2.3%
France	1.9%
Belgium	1.8%
Canada	1.6%
Other Countries	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	6.9%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	3.8%
Ventas, Inc., REIT	3.4%
Simon Property Group, Inc., REIT	3.3%
Extra Space Storage, Inc., REIT	3.0%
Kimco Realty Corp., REIT	2.8%
Link REIT	2.5%
Rexford Industrial Realty, Inc., REIT	2.4%

C000074276 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R4
Trading Symbol	MGLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$91	0.93%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS Global Real Estate Fund (fund) provided a total return of ‑3.97%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 1.78%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Not owning any real estate investments within Sweden benefited the fund's relative performance.
    An overweight position in Australian real estate investments also aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States dampened relative performance.
    The combination of an overweight position and stock selection within the United Kingdom further held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	(3.97)%	3.06%	5.50%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	1.78%	4.66%	3.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 2,232,596,290
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 18,497,638	[2]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,232,596,290	Total Management Fee ($)#:	18,497,638
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Real Estate	96.8%
Communication Services	1.8%
Financials	0.4%
Top ten holdings
Prologis, Inc., REIT	6.9%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	3.8%
Ventas, Inc., REIT	3.4%
Simon Property Group, Inc., REIT	3.3%
Extra Space Storage, Inc., REIT	3.0%
Kimco Realty Corp., REIT	2.8%
Link REIT	2.5%
Rexford Industrial Realty, Inc., REIT	2.4%
Issuer country weightings
United States	62.0%
Australia	9.5%
Japan	9.4%
United Kingdom	6.9%
Hong Kong	2.5%
Germany	2.3%
France	1.9%
Belgium	1.8%
Canada	1.6%
Other Countries	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	6.9%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	3.8%
Ventas, Inc., REIT	3.4%
Simon Property Group, Inc., REIT	3.3%
Extra Space Storage, Inc., REIT	3.0%
Kimco Realty Corp., REIT	2.8%
Link REIT	2.5%
Rexford Industrial Realty, Inc., REIT	2.4%

C000074275 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R3
Trading Symbol	MGLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$116	1.18%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS Global Real Estate Fund (fund) provided a total return of ‑4.18%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 1.78%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Not owning any real estate investments within Sweden benefited the fund's relative performance.
    An overweight position in Australian real estate investments also aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States dampened relative performance.
    The combination of an overweight position and stock selection within the United Kingdom further held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	(4.18)%	2.81%	5.24%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	1.78%	4.66%	3.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 2,232,596,290
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 18,497,638	[3]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,232,596,290	Total Management Fee ($)#:	18,497,638
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Real Estate	96.8%
Communication Services	1.8%
Financials	0.4%
Top ten holdings
Prologis, Inc., REIT	6.9%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	3.8%
Ventas, Inc., REIT	3.4%
Simon Property Group, Inc., REIT	3.3%
Extra Space Storage, Inc., REIT	3.0%
Kimco Realty Corp., REIT	2.8%
Link REIT	2.5%
Rexford Industrial Realty, Inc., REIT	2.4%
Issuer country weightings
United States	62.0%
Australia	9.5%
Japan	9.4%
United Kingdom	6.9%
Hong Kong	2.5%
Germany	2.3%
France	1.9%
Belgium	1.8%
Canada	1.6%
Other Countries	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	6.9%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	3.8%
Ventas, Inc., REIT	3.4%
Simon Property Group, Inc., REIT	3.3%
Extra Space Storage, Inc., REIT	3.0%
Kimco Realty Corp., REIT	2.8%
Link REIT	2.5%
Rexford Industrial Realty, Inc., REIT	2.4%

C000074274 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R2
Trading Symbol	MGLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$140	1.43%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS Global Real Estate Fund (fund) provided a total return of ‑4.48%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 1.78%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Not owning any real estate investments within Sweden benefited the fund's relative performance.
    An overweight position in Australian real estate investments also aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States dampened relative performance.
    The combination of an overweight position and stock selection within the United Kingdom further held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	(4.48)%	2.53%	4.98%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	1.78%	4.66%	3.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 2,232,596,290
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 18,497,638	[4]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,232,596,290	Total Management Fee ($)#:	18,497,638
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Real Estate	96.8%
Communication Services	1.8%
Financials	0.4%
Top ten holdings
Prologis, Inc., REIT	6.9%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	3.8%
Ventas, Inc., REIT	3.4%
Simon Property Group, Inc., REIT	3.3%
Extra Space Storage, Inc., REIT	3.0%
Kimco Realty Corp., REIT	2.8%
Link REIT	2.5%
Rexford Industrial Realty, Inc., REIT	2.4%
Issuer country weightings
United States	62.0%
Australia	9.5%
Japan	9.4%
United Kingdom	6.9%
Hong Kong	2.5%
Germany	2.3%
France	1.9%
Belgium	1.8%
Canada	1.6%
Other Countries	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	6.9%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	3.8%
Ventas, Inc., REIT	3.4%
Simon Property Group, Inc., REIT	3.3%
Extra Space Storage, Inc., REIT	3.0%
Kimco Realty Corp., REIT	2.8%
Link REIT	2.5%
Rexford Industrial Realty, Inc., REIT	2.4%

C000074273 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R1
Trading Symbol	MGLJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$188	1.93%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS Global Real Estate Fund (fund) provided a total return of ‑4.93%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 1.78%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Not owning any real estate investments within Sweden benefited the fund's relative performance.
    An overweight position in Australian real estate investments also aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States dampened relative performance.
    The combination of an overweight position and stock selection within the United Kingdom further held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	(4.93)%	2.03%	4.45%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	1.78%	4.66%	3.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 2,232,596,290
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 18,497,638	[5]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,232,596,290	Total Management Fee ($)#:	18,497,638
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Real Estate	96.8%
Communication Services	1.8%
Financials	0.4%
Top ten holdings
Prologis, Inc., REIT	6.9%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	3.8%
Ventas, Inc., REIT	3.4%
Simon Property Group, Inc., REIT	3.3%
Extra Space Storage, Inc., REIT	3.0%
Kimco Realty Corp., REIT	2.8%
Link REIT	2.5%
Rexford Industrial Realty, Inc., REIT	2.4%
Issuer country weightings
United States	62.0%
Australia	9.5%
Japan	9.4%
United Kingdom	6.9%
Hong Kong	2.5%
Germany	2.3%
France	1.9%
Belgium	1.8%
Canada	1.6%
Other Countries	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	6.9%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	3.8%
Ventas, Inc., REIT	3.4%
Simon Property Group, Inc., REIT	3.3%
Extra Space Storage, Inc., REIT	3.0%
Kimco Realty Corp., REIT	2.8%
Link REIT	2.5%
Rexford Industrial Realty, Inc., REIT	2.4%

C000074272 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class I
Trading Symbol	MGLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$91	0.93%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS Global Real Estate Fund (fund) provided a total return of ‑3.98%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 1.78%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Not owning any real estate investments within Sweden benefited the fund's relative performance.
    An overweight position in Australian real estate investments also aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States dampened relative performance.
    The combination of an overweight position and stock selection within the United Kingdom further held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	(3.98)%	3.06%	5.49%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	1.78%	4.66%	3.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 2,232,596,290
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 18,497,638	[6]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,232,596,290	Total Management Fee ($)#:	18,497,638
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Real Estate	96.8%
Communication Services	1.8%
Financials	0.4%
Top ten holdings
Prologis, Inc., REIT	6.9%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	3.8%
Ventas, Inc., REIT	3.4%
Simon Property Group, Inc., REIT	3.3%
Extra Space Storage, Inc., REIT	3.0%
Kimco Realty Corp., REIT	2.8%
Link REIT	2.5%
Rexford Industrial Realty, Inc., REIT	2.4%
Issuer country weightings
United States	62.0%
Australia	9.5%
Japan	9.4%
United Kingdom	6.9%
Hong Kong	2.5%
Germany	2.3%
France	1.9%
Belgium	1.8%
Canada	1.6%
Other Countries	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	6.9%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	3.8%
Ventas, Inc., REIT	3.4%
Simon Property Group, Inc., REIT	3.3%
Extra Space Storage, Inc., REIT	3.0%
Kimco Realty Corp., REIT	2.8%
Link REIT	2.5%
Rexford Industrial Realty, Inc., REIT	2.4%

C000074271 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class C
Trading Symbol	MGLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$188	1.93%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS Global Real Estate Fund (fund) provided a total return of ‑4.97%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 1.78%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Not owning any real estate investments within Sweden benefited the fund's relative performance.
    An overweight position in Australian real estate investments also aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States dampened relative performance.
    The combination of an overweight position and stock selection within the United Kingdom further held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	(4.97)%	2.04%	4.45%
C with CDSC (1% for 12 months)×	(5.91)%	2.04%	4.45%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	1.78%	4.66%	3.78%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 2,232,596,290
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 18,497,638	[7]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,232,596,290	Total Management Fee ($)#:	18,497,638
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Real Estate	96.8%
Communication Services	1.8%
Financials	0.4%
Top ten holdings
Prologis, Inc., REIT	6.9%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	3.8%
Ventas, Inc., REIT	3.4%
Simon Property Group, Inc., REIT	3.3%
Extra Space Storage, Inc., REIT	3.0%
Kimco Realty Corp., REIT	2.8%
Link REIT	2.5%
Rexford Industrial Realty, Inc., REIT	2.4%
Issuer country weightings
United States	62.0%
Australia	9.5%
Japan	9.4%
United Kingdom	6.9%
Hong Kong	2.5%
Germany	2.3%
France	1.9%
Belgium	1.8%
Canada	1.6%
Other Countries	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	6.9%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	3.8%
Ventas, Inc., REIT	3.4%
Simon Property Group, Inc., REIT	3.3%
Extra Space Storage, Inc., REIT	3.0%
Kimco Realty Corp., REIT	2.8%
Link REIT	2.5%
Rexford Industrial Realty, Inc., REIT	2.4%

C000074270 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class B
Trading Symbol	MGLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$188	1.93%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS Global Real Estate Fund (fund) provided a total return of ‑4.94%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 1.78%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Not owning any real estate investments within Sweden benefited the fund's relative performance.
    An overweight position in Australian real estate investments also aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States dampened relative performance.
    The combination of an overweight position and stock selection within the United Kingdom further held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	(4.94)%	2.04%	4.45%
B with CDSC (declining over six years from 4% to 0%)×	(8.70)%	1.66%	4.45%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	1.78%	4.66%	3.78%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 2,232,596,290
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 18,497,638	[8]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,232,596,290	Total Management Fee ($)#:	18,497,638
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Real Estate	96.8%
Communication Services	1.8%
Financials	0.4%
Top ten holdings
Prologis, Inc., REIT	6.9%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	3.8%
Ventas, Inc., REIT	3.4%
Simon Property Group, Inc., REIT	3.3%
Extra Space Storage, Inc., REIT	3.0%
Kimco Realty Corp., REIT	2.8%
Link REIT	2.5%
Rexford Industrial Realty, Inc., REIT	2.4%
Issuer country weightings
United States	62.0%
Australia	9.5%
Japan	9.4%
United Kingdom	6.9%
Hong Kong	2.5%
Germany	2.3%
France	1.9%
Belgium	1.8%
Canada	1.6%
Other Countries	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	6.9%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	3.8%
Ventas, Inc., REIT	3.4%
Simon Property Group, Inc., REIT	3.3%
Extra Space Storage, Inc., REIT	3.0%
Kimco Realty Corp., REIT	2.8%
Link REIT	2.5%
Rexford Industrial Realty, Inc., REIT	2.4%

C000074269 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class A
Trading Symbol	MGLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$116	1.18%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS Global Real Estate Fund (fund) provided a total return of ‑4.19%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 1.78%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Not owning any real estate investments within Sweden benefited the fund's relative performance.
    An overweight position in Australian real estate investments also aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States dampened relative performance.
    The combination of an overweight position and stock selection within the United Kingdom further held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	(4.19)%	2.81%	5.24%
A with initial sales charge (5.75%)	(9.70)%	1.59%	4.61%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	1.78%	4.66%	3.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 2,232,596,290
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 18,497,638	[9]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,232,596,290	Total Management Fee ($)#:	18,497,638
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Real Estate	96.8%
Communication Services	1.8%
Financials	0.4%
Top ten holdings
Prologis, Inc., REIT	6.9%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	3.8%
Ventas, Inc., REIT	3.4%
Simon Property Group, Inc., REIT	3.3%
Extra Space Storage, Inc., REIT	3.0%
Kimco Realty Corp., REIT	2.8%
Link REIT	2.5%
Rexford Industrial Realty, Inc., REIT	2.4%
Issuer country weightings
United States	62.0%
Australia	9.5%
Japan	9.4%
United Kingdom	6.9%
Hong Kong	2.5%
Germany	2.3%
France	1.9%
Belgium	1.8%
Canada	1.6%
Other Countries	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	6.9%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	3.8%
Ventas, Inc., REIT	3.4%
Simon Property Group, Inc., REIT	3.3%
Extra Space Storage, Inc., REIT	3.0%
Kimco Realty Corp., REIT	2.8%
Link REIT	2.5%
Rexford Industrial Realty, Inc., REIT	2.4%

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.